Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Provision for Income Tax [Abstract]
Current income tax expenses	$ 126,380
Deferred income tax expenses (benefits)	(1,284)	(1,703)
Total income tax expenses (benefits)	$ 125,096	$ (1,703)